INCOME TAX EXPENSE AND DEFERRED TAXES (Disclosure of reconciliation of applicable tax rates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major components of tax expense (income) [Abstract]
Income for the year before income tax	$ 54,696	$ 29,349
Canadian statutory tax rate	27.00%	27.00%
Computed expected tax expense at statutory rates	$ 14,768	$ 7,924
Permanent differences	3,063	249
Effect of change and difference in tax rate	1,949	1,472
Foreign exchange	(520)	814
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	1,817	1,167
Change in unrecognized deferred tax assets	(121)	(1,429)
Current income tax expense	17,218	6,973
Deferred income tax expense	3,738	3,224
Total tax expense (income)	$ 20,956	$ 10,197